PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Land and land improvements	$ 2,520	$ 2,392
Building and building improvements	6,089	5,978
Furniture and equipment	3,703	3,759
Property, Plant and Equipment, Gross	12,312	12,129
Less: accumulated depreciation	5,296	5,014
Property, Plant and Equipment, Net	$ 7,016	$ 7,115